FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Classification by category of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	R$ 657,514
Amortized cost
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	19,534,449	R$ 21,864,644
Financial liabilities, at fair value	99,668,654	103,279,464
Loans, financing and debentures
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	54,299,620	59,106,522
Loans, financing and debentures | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	6,480,670
Obligations of Law No. 14,182/2021
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	39,519,406	36,659,454
Suppliers
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	2,963,867	3,517,173
Compulsory loan - Agreements
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	896,746
Reimbursement obligations
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value		1,912,423
Shareholders Compensation
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	1,154,836	924,644
Leases
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	216,747	753,168
Concessions payable - use of public property
AMOUNTS RECEIVABLE - ENBpar
Financial liabilities, at fair value	617,432	406,080
Fair value through result
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	6,726,501	13,592,609
Financial liabilities, at fair value	7,138,184
Cash and cash equivalents
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	13,046,371	10,739,126
Accounts Receivable, net
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	5,859,928	5,497,979
Reimbursement rights
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value		3,341,835
Amounts Receivable, ENBPAR
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value		1,264,059
Loans and financing
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	628,150	1,021,645
Financial investments | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	5,925,693	12,198,191
Beneficiary parties | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	427,202	407,556
Derivative financial instruments | Level 2
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	373,606	986,862
Investments (Interests) | Level 1
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	1,104,381	1,761,258
Fair value through other comprehensive income
AMOUNTS RECEIVABLE - ENBpar
Financial assets, at fair value	R$ 1,104,381	R$ 1,761,258